Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Cash flows from operating activities:
Net loss	$ (1,137,144)		$ (29,007)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	59,192		32,812
Provision for bad debts	46,705
Changes in assets and liabilities:
Accounts payable	1,458		22,592
Accounts receivable	(149,484)		(4,934)
Inventories	28,029		2,865
Prepaid expenses and other current assets	(785,899)		(10,011)
Accrued expenses and other current liabilities	385,232		17,456
Net cash used in operating activities	(1,551,911)		31,773
Cash flows from investing activities:
Purchases of property and equipment	(6,595)		(18,228)
Net cash provided by (used in) investing activities	(6,595)		(18,228)
Cash flows from financing activities:
Borrowings under lines of credit			(367,976)
Repayments under notes payable	(27,644)		(3,650)
Due from parent	1,687,891		415,584
Net cash provided by financing activities	1,660,247		43,958
Net increase in cash and cash equivalents	101,741		57,503
Cash and cash equivalents, beginning of the year	911,194		176,759
Cash and cash equivalents, end of the period	1,012,935	$ 911,194	234,262
Supplemental disclosure of cash flow information:
Cash paid for interest	192		46,492
Cash paid for income taxes
Previously Reported [Member]
Cash flows from operating activities:
Net loss		(643,233)
Changes in assets and liabilities:
Prepaid expenses and other current assets		(7,033,350)
Accrued expenses and other current liabilities		126,627
Customer deposit		6,999,980
Net cash used in operating activities		(549,976)
Cash flows from investing activities:
Loan-held for investment, related party		(4,000,000)
Net cash provided by (used in) investing activities		(4,000,000)
Cash flows from financing activities:
Due from parent		4,616,551
Net cash provided by financing activities		4,616,551
Net increase in cash and cash equivalents		66,575
Cash and cash equivalents, beginning of the year	$ 66,575
Cash and cash equivalents, end of the period		66,575
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes